Revenue from contracts with customers	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Text Block]
14 Revenue from contracts with customers
Revenue is measured based on the consideration specified in a contract with a customer, and excludes any amounts collected on behalf of third parties. Taxes assessed by a governmental authority that are collected by the Group from a customer and both imposed on and concurrent with a specific revenue-producing transaction are excluded from revenue. The Group recognizes revenue when it satisfies a contractual performance obligation. Variable consideration is only included in the transaction price once it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the amount of variable consideration is subsequently resolved. Generally no significant judgement is required with respect to recording variable consideration.
If a fee is a fixed percentage of a variable account value at contract inception, recognition of the fee revenue is constrained as the contractual consideration is highly susceptible to change due to factors outside of the Group’s influence. However, at each performance measurement period end (e.g., end-of-day, end-of-month, end-of-quarter), recognition of the cumulative amount of the consideration to which the Group is entitled is no longer constrained because it is calculated based on a known account value and the fee revenue is no longer variable.
Nature of services
The following is a description of the principal activities from which the Group generates its revenues from contracts with customers.
The performance obligations are typically satisfied as the services in the contract are rendered. The contract terms are generally such that they do not result in any contract assets. The contracts generally do not include a significant financing component or obligations for refunds or other similar obligations. Any variable consideration included in the transaction price is only recognized when the uncertainty of the amount is resolved and it is probable that a significant reversal of cumulative revenue recognized will not occur.
Credit Suisse’s wealth management businesses provide investment services and solutions for clients, including asset management, investment advisory and investment management, wealth planning, and origination and structuring of sophisticated financing transactions for clients. The Group receives for these services investment advisory and investment management fees which are generally reflected in the line item ‘Investment and portfolio management’ in the table “Contracts with customers and disaggregation of revenues” below. Generally, the fee for the service provided is recognized over the period of time the service is provided.
The wealth management businesses also provide comprehensive advisory services and tailored investment and financing solutions to private, corporate and institutional clients. The nature of the services range from investment and wealth management activities, which are services rendered over a period of time according to the contract with the customer, to more transaction-specific services such as brokerage and sales and trading services and the offer of client-tailored financing products. The services are provided as requested by Credit Suisse’s clients, and the fee for the service requested is recognized once the service is provided.
The Group’s asset management businesses offer investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals. Fund managers typically enter into a variety of contracts to provide investment management and other services. A fund manager may satisfy its performance obligation independently or may engage a third party to satisfy some or all of a performance obligation on the fund manager’s behalf. Although the fund manager may have engaged a third party to provide inputs to the overall investment management services, the contractual obligation to provide investment management services to a customer remains the primary responsibility of the fund manager. As such, the fund manager is acting as a principal in the transaction. As a fund manager, the Group typically receives base management fees and may additionally receive performance-based management fees which are both recognized as ‘Investment and portfolio management’ revenues in the table “Contracts with customers and disaggregation of revenues” below. Base management fees are generally calculated based on the net asset value (NAV) of the customer’s investment, which can change during the performance period. Performance-based management fees are variable consideration received by the Group depending on the financial performance of the underlying fund. As both the base management fees and performance-based management fees are variable, the Group recognizes the fees once it is probable that a significant reversal of the revenue recognized will not occur and when the uncertainty of the amount is resolved. The estimate of these variable fees is constrained until the end of the performance measurement period. Generally, the uncertainty is resolved at the end of the performance measurement period and therefore no significant judgement is necessary when recording variable consideration. Under a claw-back obligation provision, a fund manager may be required to return certain distributions received from a fund if a specific performance threshold, i.e., benchmark, is not achieved at the end of the lifetime of the fund. The contractual claw-back obligation is an additional factor of uncertainty which is considered in the constraint assessment. If the performance-based management fee is earned but the claw-back provision has not lapsed, the claw-back obligation is accounted for as a refund liability.
The Group’s capital markets businesses underwrite and sell securities on behalf of customers. Typically, the fees in these businesses are recognized at a single point in time once the transaction is complete, i.e., when the securities have been placed with investors, and recognized as underwriting revenue. All expenses incurred in satisfying the performance obligation are deferred and recognized once the transaction is complete. Generally Credit Suisse and other banks form a syndicate group to underwrite and place the securities for a customer. The Group may act as the lead or a participating member in the syndicate group. Each member of the syndicate group, including the lead and participating underwriters, is acting as principal for their proportionate share of the syndication. As a result, the individual underwriters reflect their proportionate share of underwriting revenue and underwriting costs on a gross basis.
The Group also offers brokerage services in its investment banking businesses, including global securities sales, trading and execution, prime brokerage and investment research. For the services provided, for example the execution of client trades in securities or derivatives, the Group typically earns a brokerage commission when the trade is executed. The Group generally acts as an agent when buying or selling exchange-traded cash securities, exchange-traded derivatives or centrally cleared OTC derivatives on behalf of clients.
Credit Suisse’s investment banking businesses provide services that include advisory services to clients in connection with corporate finance activities. The term ‘advisory’ includes any type of service the Group provides in an advisory capacity. For these types of services, the Group typically receives a non-refundable retainer fee and/or a success fee which usually represents a percentage of the transaction proceeds if and when the corporate finance activity is completed. Additionally, the contract may contain a milestone fee such as an ‘announcement fee’ that is payable upon the public announcement of the corporate finance activity. Typically the fees in the investment banking business are recognized at a specific point in time once it is determined that the performance obligation related to the transaction has been completed. A contract liability will be recorded if the Group receives a payment such as a retainer fee or announcement fee for an advisory service prior to satisfying the performance obligation. Advisory fees are recognized ratably over time in scenarios where the contracted service of the Group is to act as an advisor over a specified period not related to or dependent on the successful completion of a transaction. Revenues recognized from these services are reflected in the line item ‘Other Services’ in the table below.
Contracts with customers and disaggregation of revenues
in	2Q18	1Q18
Contracts with customers (CHF million)
Investment and portfolio management	896	892
Other securities business	11	12
Underwriting	513	470
Brokerage	749	810
Other services	471	487
Total revenues from contracts with customers	2,640	2,671
The table above differs from “Note 6 – Commissions and fees” as it includes only those contracts with customers that are in scope of ASC Topic 606 – Revenue from Contracts with Customers.
Contract balances
end of / in	2Q18	1Q18
Contract balances (CHF million)
Contract receivables	838	758
Contract liabilities	63	67
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	13	13
The Group did not recognize any revenues in the reporting period from performance obligations satisfied in previous periods.
In 2Q18 we recognized a net impairment loss on contract receivables of CHF 3 million. No impairment losses were recognized on contract receivables in 1Q18. The Group did not recognize any contract assets during 2Q18 and 1Q18.
Capitalized costs
The Group has not incurred costs in obtaining a contract nor costs to fulfill a contract that are eligible for capitalization.
Remaining performance obligations
ASC Topic 606’s practical expedient allows the Group to exclude from its remaining performance obligations disclosure of any performance obligations which are part of a contract with an original expected duration of one year or less. Additionally any variable consideration, for which it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved, is not subject to the remaining performance obligations disclosure because such variable consideration is not included in the transaction price (e.g., investment management fees). Upon review, the Group determined that no material remaining performance obligations are in scope of the remaining performance obligations disclosure.
Impact of the adoption of ASC Topic 606
The impact of adoption of ASC Topic 606 on the Group’s consolidated statement of operations resulted in increases in commissions and fees revenues of CHF 23 million and CHF 20 million, increases in general and administrative expenses of CHF 48 million and CHF 40 million and decreases in commission expenses of CHF 29 million and CHF 22 million for 2Q18 and 1Q18, respectively. The impact of the adoption did not have a material impact on the Group’s consolidated balance sheet or the Group’s consolidated statement of cash flows in 2Q18 and 1Q18.

Bank
Revenue from Contract with Customer [Text Block]
13 Revenue from contracts with customers
> Refer to “Note 14 – Revenue from contracts with customers” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 for further information.
Contracts with customers and disaggregation of revenues
in	2Q18	1Q18
Contracts with customers (CHF million)
Investment and portfolio management	850	843
Other securities business	21	23
Underwriting	513	470
Brokerage	748	812
Other services	476	490
Total revenues from contracts with customers	2,608	2,638
The table above differs from “Note 6 – Commissions and fees” as it includes only those contracts with customers that are in scope of ASC Topic 606 – Revenue from Contracts with Customers.
Contract balances
in / end of	2Q18	1Q18
Contract balances (CHF million)
Contract receivables	824	745
Contract liabilities	63	67
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	13	13
The Bank did not recognize any revenues in the reporting period from performance obligations satisfied in previous periods.
In 2Q18 we recognized a net impairment loss on contract receivables of CHF 3 million. No impairment losses were recognized on contract receivables in 1Q18. The Bank did not recognize any contract assets during the reporting period. The contract liabilities increased in 1Q18 from CHF 15 million to CHF 67 million, mainly due to the transition adjustment of CHF 56 million (CHF 45 million, net of tax) recorded as a result of the adoption of ASC Topic 606. There were no significant changes in 2Q18.
Capitalized costs
The Bank has not incurred costs in obtaining a contract nor costs to fulfill a contract that are eligible for capitalization.
Remaining performance obligations
ASC Topic 606’s practical expedient allows the Bank to exclude from its remaining performance obligations disclosure of any performance obligations which are part of a contract with an original expected duration of one year or less. Additionally any variable consideration, for which it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved, is not subject to the remaining performance obligations disclosure because such variable consideration is not included in the transaction price (e.g., investment management fees). Upon review, the Bank determined that no material remaining performance obligations are in scope of the remaining performance obligations disclosure.
Impact of the adoption of ASC Topic 606
The impact of adoption of ASC Topic 606 on the Bank’s consolidated statement of operations resulted in increases in commissions and fees revenues of CHF 23 million and CHF 20 million, increases in other revenues of CHF 6 million and CHF 5 million, increases in general and administrative expenses of CHF 54 million and CHF 45 million and decreases in commission expenses of CHF 29 million and CHF 22 million for 2Q18 and 1Q18, respectively. The impact of the adoption did not have a material impact on the Bank’s consolidated balance sheet or the Bank’s consolidated statement of cash flows in 2Q18 and 1Q18.